Secured Note Liability (Details) - Schedule of fair value of the secured note $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Silver price forward curve [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note [Line Items]
Key Inputs	● Silver price forward curve
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% higher
Increase (decrease)	$ 9.7
Silver price forward curve one [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future silver prices were 10% lower
Increase (decrease)	$ (9.8)
Discount rates (7.6% - 9.6%) [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note [Line Items]
Key Inputs	● Discount rates (7.6% - 9.6%)
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher
Increase (decrease)	$ (16.1)
Discount rates (7.6% - 9.6%) one [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower
Increase (decrease)	$ 18.7
Forecasted silver production [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note [Line Items]
Key Inputs	● Forecasted silver production
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% higher
Increase (decrease)	$ 9.7
Forecasted silver production one [Member]
Secured Note Liability (Details) - Schedule of fair value of the secured note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Silver production indicated silver ounces were 10% lower
Increase (decrease)	$ (9.8)